Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Total	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Mar. 31, 2010	$ 67,860,619	$ 17,692,609	$ 400,000	$ 26,055	$ 5,352,144	$ (4,330,712)	$ 4,608,080	$ 44,112,443
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,842,913							1,842,913
Other Comprehensive Income, Net Of Tax:	(970,405)						(970,405)
Common Stock Issuance	4,829,060			4,829	4,824,231
Preferred Stock Issuance	22,000,000	22,000,000
Preferred Stock Redemption	(18,000,000)	(17,711,425)						(288,575)
Accretion Of Preferred Stock To Redemption Value	0	18,816						(18,816)
Stock Compensation Expense	34,424							34,424
Cash Dividends On Preferred	(726,222)							(726,222)
Cash Dividends On Common	(858,184)							(858,184)
Balance at at Mar. 31, 2011	76,012,205	22,000,000	400,000	30,884	10,176,375	(4,330,712)	3,637,675	44,097,983
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,795,375							1,795,375
Other Comprehensive Income, Net Of Tax:	2,895,898						2,895,898
Redemption Of Mandatorily Redeemable Financial Instrument	1,417,312			565	1,416,747
Stock Compensation Expense	33,123				33,123
Cash Dividends On Preferred	(440,000)							(440,000)
Cash Dividends On Common	(942,027)							(942,027)
Balance at at Mar. 31, 2012	80,771,886	22,000,000	400,000	31,449	11,626,245	(4,330,712)	6,533,573	44,511,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,954,949							1,954,949
Other Comprehensive Income, Net Of Tax:	897,737						897,737
Stock Compensation Expense	4,472				4,472
Cash Dividends On Preferred	(330,000)							(330,000)
Cash Dividends On Common	(706,560)							(706,560)
Balance at at Dec. 31, 2012	$ 82,592,484	$ 22,000,000	$ 400,000	$ 31,449	$ 11,630,717	$ (4,330,712)	$ 7,431,310	$ 45,429,720